24. Benefit plans (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Benefit Plans Details 2
Cost	$ 28,783	$ 23,277	$ 29,241
Interest	79,006	82,128	60,013
Actuarial results - Other comprehensive loss	(13,962)	(7,817)	3,678
Benefit plan charge	$ 93,827	$ 97,588	$ 92,932